Distribution Date:	10/18/21	JPMBB Commercial Mortgage Securities Trust 2015-C32
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-C32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19		Don Simon	(203) 660-6100
Principal Prepayment Detail	20		PO Box 4839, | Greenwich, CT 06831
Historical Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	22				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25-26		General Contact	(302) 636-4140
Modified Loan Detail	27		1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46590JAS6	1.510900%	80,183,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590JAT4	2.816400%	244,690,000.00	72,351,834.47	149,790.66	169,809.76	0.00	0.00	319,600.42	72,202,043.81	39.62%	30.00%
A-3	46590JAU1	3.418800%	28,747,000.00	28,747,000.00	0.00	81,900.20	0.00	0.00	81,900.20	28,747,000.00	39.62%	30.00%
A-4	46590JAV9	3.329300%	100,000,000.00	100,000,000.00	0.00	277,441.67	0.00	0.00	277,441.67	100,000,000.00	39.62%	30.00%
A-5	46590JAW7	3.598200%	234,856,000.00	234,856,000.00	0.00	704,215.72	0.00	0.00	704,215.72	234,856,000.00	39.62%	30.00%
A-SB	46590JAX5	3.358200%	115,238,000.00	84,795,090.80	1,802,313.71	237,299.06	0.00	0.00	2,039,612.77	82,992,777.09	39.62%	30.00%
A-S	46590JBA4	3.984400%	51,667,000.00	51,667,000.00	0.00	171,551.66	0.00	0.00	171,551.66	51,667,000.00	33.61%	25.50%
B	46590JBB2	4.388800%	57,408,000.00	57,408,000.00	0.00	209,960.19	0.00	0.00	209,960.19	57,408,000.00	26.93%	20.50%
C	46590JBC0	4.650300%	99,029,000.00	99,029,000.00	0.00	383,762.14	0.00	0.00	383,762.14	99,029,000.00	15.40%	11.88%
D	46590JBE6	4.150300%	50,232,000.00	50,232,000.00	0.00	109,665.45	0.00	0.00	109,665.45	50,232,000.00	9.55%	7.50%
E*	46590JAE7	4.650300%	28,705,000.00	28,705,000.00	0.00	0.00	0.00	0.00	0.00	28,705,000.00	6.21%	5.00%
F	46590JAG2	4.650300%	11,481,000.00	11,481,000.00	0.00	0.00	0.00	0.00	0.00	11,481,000.00	4.88%	4.00%
G	46590JAJ6	4.650300%	11,482,000.00	11,482,000.00	0.00	0.00	0.00	0.00	0.00	11,482,000.00	3.54%	3.00%
NR	46590JAL1	4.650300%	34,444,648.00	30,429,614.32	0.00	0.00	0.00	0.00	0.00	30,429,614.32	0.00%	0.00%
R	46590JAQ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46590JAN7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,148,162,650.00	861,183,539.59	1,952,104.37	2,345,605.85	0.00	0.00	4,297,710.22	859,231,435.22

Notional Certificates
X-A	46590JAY3	1.207597%	855,381,000.00	572,416,925.27	0.00	576,040.65	0.00	0.00	576,040.65	570,464,820.90
X-B	46590JAZ0	0.261500%	57,408,000.00	57,408,000.00	0.00	12,510.16	0.00	0.00	12,510.16	57,408,000.00
X-C	46590JAA5	0.000000%	99,029,000.00	99,029,000.00	0.00	0.00	0.00	0.00	0.00	99,029,000.00
X-D	46590JAC1	0.500000%	50,232,000.00	50,232,000.00	0.00	20,930.00	0.00	0.00	20,930.00	50,232,000.00
Notional SubTotal			1,062,050,000.00	779,085,925.27	0.00	609,480.81	0.00	0.00	609,480.81	777,133,820.90

Deal Distribution Total					1,952,104.37	2,955,086.66	0.00	0.00	4,907,191.03

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590JAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590JAT4	295.68774560	0.61216503	0.69397916	0.00000000	0.00000000	0.00000000	0.00000000	1.30614418	295.07558057
A-3	46590JAU1	1,000.00000000	0.00000000	2.84899990	0.00000000	0.00000000	0.00000000	0.00000000	2.84899990	1,000.00000000
A-4	46590JAV9	1,000.00000000	0.00000000	2.77441670	0.00000000	0.00000000	0.00000000	0.00000000	2.77441670	1,000.00000000
A-5	46590JAW7	1,000.00000000	0.00000000	2.99850002	0.00000000	0.00000000	0.00000000	0.00000000	2.99850002	1,000.00000000
A-SB	46590JAX5	735.82577622	15.63992529	2.05920842	0.00000000	0.00000000	0.00000000	0.00000000	17.69913371	720.18585093
A-S	46590JBA4	1,000.00000000	0.00000000	3.32033329	0.00000000	0.00000000	0.00000000	0.00000000	3.32033329	1,000.00000000
B	46590JBB2	1,000.00000000	0.00000000	3.65733330	0.00000000	0.00000000	0.00000000	0.00000000	3.65733330	1,000.00000000
C	46590JBC0	1,000.00000000	0.00000000	3.87525008	0.00000000	0.00000000	0.00000000	0.00000000	3.87525008	1,000.00000000
D	46590JBE6	1,000.00000000	0.00000000	2.18317905	1.27540432	2.36703137	0.00000000	0.00000000	2.18317905	1,000.00000000
E	46590JAE7	1,000.00000000	0.00000000	0.00000000	3.87524996	36.92791186	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46590JAG2	1,000.00000000	0.00000000	0.00000000	3.87525041	51.00266527	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46590JAJ6	1,000.00000000	0.00000000	0.00000000	3.87524996	53.73825030	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46590JAL1	883.43519492	0.00000000	0.00000000	3.42353216	68.27794495	0.00000000	0.00000000	0.00000000	883.43519492
R	46590JAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46590JAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590JAY3	669.19527704	0.00000000	0.67343166	0.00000000	0.00000000	0.00000000	0.00000000	0.67343166	666.91313099
X-B	46590JAZ0	1,000.00000000	0.00000000	0.21791667	0.00000000	0.00000000	0.00000000	0.00000000	0.21791667	1,000.00000000
X-C	46590JAA5	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46590JAC1	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	169,809.76	0.00	169,809.76	0.00	0.00	0.00	169,809.76	0.00
A-3	09/01/21 - 09/30/21	30	0.00	81,900.20	0.00	81,900.20	0.00	0.00	0.00	81,900.20	0.00
A-4	09/01/21 - 09/30/21	30	0.00	277,441.67	0.00	277,441.67	0.00	0.00	0.00	277,441.67	0.00
A-5	09/01/21 - 09/30/21	30	0.00	704,215.72	0.00	704,215.72	0.00	0.00	0.00	704,215.72	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	237,299.06	0.00	237,299.06	0.00	0.00	0.00	237,299.06	0.00
X-A	09/01/21 - 09/30/21	30	0.00	576,040.65	0.00	576,040.65	0.00	0.00	0.00	576,040.65	0.00
X-B	09/01/21 - 09/30/21	30	0.00	12,510.16	0.00	12,510.16	0.00	0.00	0.00	12,510.16	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	09/01/21 - 09/30/21	30	0.00	20,930.00	0.00	20,930.00	0.00	0.00	0.00	20,930.00	0.00
A-S	09/01/21 - 09/30/21	30	0.00	171,551.66	0.00	171,551.66	0.00	0.00	0.00	171,551.66	0.00
B	09/01/21 - 09/30/21	30	0.00	209,960.19	0.00	209,960.19	0.00	0.00	0.00	209,960.19	0.00
C	09/01/21 - 09/30/21	30	0.00	383,762.14	0.00	383,762.14	0.00	0.00	0.00	383,762.14	0.00
D	09/01/21 - 09/30/21	30	54,834.61	173,731.56	0.00	173,731.56	64,066.11	0.00	0.00	109,665.45	118,900.72
E	09/01/21 - 09/30/21	30	948,776.66	111,239.05	0.00	111,239.05	111,239.05	0.00	0.00	0.00	1,060,015.71
F	09/01/21 - 09/30/21	30	541,069.85	44,491.75	0.00	44,491.75	44,491.75	0.00	0.00	0.00	585,561.60
G	09/01/21 - 09/30/21	30	572,526.97	44,495.62	0.00	44,495.62	44,495.62	0.00	0.00	0.00	617,022.59
NR	09/01/21 - 09/30/21	30	2,233,887.42	117,922.36	0.00	117,922.36	117,922.36	0.00	0.00	0.00	2,351,809.78
Totals			4,351,095.51	3,337,301.55	0.00	3,337,301.55	382,214.89	0.00	0.00	2,955,086.66	4,733,310.40

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46590JBA4	3.984400%	51,667,000.00	51,667,000.00	0.00	171,551.66	0.00	0.00	171,551.66	51,667,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46590JBB2	4.388800%	57,408,000.00	57,408,000.00	0.00	209,960.19	0.00	0.00	209,960.19	57,408,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46590JBC0	4.650300%	99,029,000.00	99,029,000.00	0.00	383,762.14	0.00	0.00	383,762.14	99,029,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			208,104,000.03	208,104,000.00	0.00	765,273.99	0.00	0.00	765,273.99	208,104,000.00

Exchangeable Certificate Details
EC	46590JBD8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 31

Additional Information
Total Available Distribution Amount (1)	4,907,191.03
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,350,060.63	Master Servicing Fee	7,591.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,804.14
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Senior Trust Advisor Fee	2,152.96
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	12,759.09
Total Interest Collected	3,350,060.63

Principal		Expenses/Reimbursements
Scheduled Principal	1,952,104.37	Reimbursement for Interest on Advances	1,944.94
Unscheduled Principal Collections		ASER Amount	307,213.92
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	72,410.47
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	645.56
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,952,104.37	Total Expenses/Reimbursements	382,214.89

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,955,086.66
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,952,104.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,907,191.03
Total Funds Collected	5,302,165.00	Total Funds Distributed	5,302,165.01

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	861,183,539.59	861,183,539.59	Beginning Certificate Balance	861,183,539.59
(-) Scheduled Principal Collections	1,952,104.37	1,952,104.37	(-) Principal Distributions	1,952,104.37
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	859,231,435.22	859,231,435.22	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	866,590,776.01	866,590,776.01	Ending Certificate Balance	859,231,435.22
Ending Actual Collateral Balance	865,054,885.92	865,054,885.92

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.65%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	21,180,194.39	2.47%	47	4.7926	NAP	Defeased	3	21,180,194.39	2.47%	47	4.7926	NAP
	9,999,999 or less	52	214,291,242.95	24.94%	47	4.6376	1.494668	1.35 or less	25	438,942,674.09	51.09%	32	4.7403	0.934375
10,000,000 to 19,999,999		12	160,994,777.70	18.74%	47	4.6558	1.846805	1.36 to 1.45	3	19,831,981.53	2.31%	47	4.4854	1.429522
20,000,000 to 24,999,999		1	22,342,655.26	2.60%	167	4.8650	2.067200	1.46 to 1.55	4	35,293,681.59	4.11%	48	4.6727	1.502404
25,000,000 to 49,999,999		6	189,937,556.71	22.11%	33	4.5134	1.487361	1.56 to 1.65	8	62,228,626.40	7.24%	48	4.6678	1.597948
	50,000,000 or greater	4	250,485,008.21	29.15%	31	4.7910	0.937313	1.66 to 1.80	6	40,928,966.71	4.76%	46	4.7559	1.769456
	Totals	78	859,231,435.22	100.00%	42	4.6680	1.410254	1.81 to 2.00	12	119,044,693.30	13.85%	46	4.3802	1.903429
								2.01 or greater	17	121,780,617.21	14.17%	69	4.6657	2.390606
								Totals	78	859,231,435.22	100.00%	42	4.6680	1.410254
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	21,180,194.39	2.47%	47	4.7926	NAP	New Jersey	5	51,199,889.74	5.96%	48	4.8742	1.054341
Alabama	6	13,130,728.42	1.53%	50	4.6773	1.426494	New York	11	25,352,406.82	2.95%	62	4.7610	1.548133
Arizona	9	22,818,202.26	2.66%	48	4.6775	1.628901	North Carolina	4	7,294,596.50	0.85%	58	4.5513	1.112656
Arkansas	3	481,364.07	0.06%	167	4.8650	2.067200	Ohio	14	27,665,838.40	3.22%	51	4.6940	1.514954
California	39	60,370,440.34	7.03%	51	4.6148	1.982712	Oklahoma	1	620,775.45	0.07%	167	4.8650	2.067200
Colorado	10	10,605,777.49	1.23%	53	4.7076	1.787272	Ontario	1	369,072.85	0.04%	45	4.7930	1.791400
Connecticut	4	594,471.44	0.07%	167	4.8650	2.067200	Oregon	2	428,755.97	0.05%	167	4.8650	2.067200
Florida	7	11,673,584.90	1.36%	52	4.4700	1.886121	Pennsylvania	20	117,343,302.06	13.66%	50	4.7142	1.610303
Georgia	11	30,043,631.11	3.50%	(5)	4.7155	0.716222	Rhode Island	1	92,064.15	0.01%	167	4.8650	2.067200
Idaho	1	131,520.21	0.02%	167	4.8650	2.067200	South Carolina	2	302,496.55	0.04%	167	4.8650	2.067200
Illinois	20	229,481,716.70	26.71%	29	4.7574	0.950682	South Dakota	1	722,204.28	0.08%	47	4.3510	2.339100
Indiana	8	18,345,596.28	2.14%	51	4.7580	1.882218	Tennessee	4	550,280.65	0.06%	167	4.8650	2.067200
Iowa	1	184,128.30	0.02%	167	4.8650	2.067200	Texas	19	68,377,946.48	7.96%	36	4.4955	1.274196
Kansas	1	481,469.52	0.06%	47	4.3510	2.339100	Utah	1	71,020.93	0.01%	167	4.8650	2.067200
Kentucky	2	289,344.42	0.03%	167	4.8650	2.067200	Virginia	6	18,797,979.40	2.19%	48	4.6800	0.900007
Louisiana	3	33,379,619.99	3.88%	48	4.2091	2.010687	Washington	3	543,063.49	0.06%	82	4.8150	1.875560
Maine	1	120,998.64	0.01%	167	4.8650	2.067200	Wisconsin	3	1,038,968.10	0.12%	85	4.5137	2.253052
Maryland	4	12,140,059.64	1.41%	47	4.6618	1.277597	Totals	260	859,231,435.22	100.00%	42	4.6680	1.410254
Massachusetts	3	7,037,176.36	0.82%	53	4.6084	1.625391
									Property Type³
Michigan	8	54,746,643.96	6.37%	48	4.4443	2.321227
Minnesota	5	6,033,900.33	0.70%	47	4.7690	1.075224		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Mississippi	2	686,009.87	0.08%	62	4.4141	2.305738		Properties	Balance	Agg. Bal.			DSCR¹
Missouri	5	1,048,121.98	0.12%	90	4.8194	1.892455	Defeased	4	21,180,194.39	2.47%	47	4.7926	NAP
Nevada	3	3,229,858.03	0.38%	47	4.3510	2.339100	Industrial	2	12,564,705.60	1.46%	46	4.5688	1.256949
New Hampshire	2	226,214.75	0.03%	167	4.8650	2.067200	Lodging	7	128,049,721.17	14.90%	2	4.7633	0.789019
							Mixed Use	4	73,364,387.57	8.54%	48	4.7921	1.256317
							Mobile Home Park	2	10,995,553.71	1.28%	47	4.7447	1.555072
							Multi-Family	30	122,407,493.42	14.25%	39	4.5555	1.567921
							Office	11	240,657,995.12	28.01%	47	4.6532	1.500141
							Retail	90	202,291,705.17	23.54%	46	4.6148	1.542359
							Self Storage	110	47,719,679.05	5.55%	103	4.7631	1.887024
							Totals	260	859,231,435.22	100.00%	42	4.6680	1.410254

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	21,180,194.39	2.47%	47	4.7926	NAP	Defeased	3	21,180,194.39	2.47%	47	4.7926	NAP
	4.20000% or less	1	32,693,084.48	3.80%	45	4.1953	2.009500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	5	66,673,752.65	7.76%	46	4.3027	1.874699	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	13	102,937,767.74	11.98%	36	4.4848	1.509280	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	45	360,640,064.09	41.97%	43	4.6936	1.460796	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	11	275,106,571.87	32.02%	42	4.8381	1.120374	49 months or greater	75	838,051,240.83	97.53%	42	4.6648	1.409336
	Totals	78	859,231,435.22	100.00%	42	4.6680	1.410254	Totals	78	859,231,435.22	100.00%	42	4.6680	1.410254
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	21,180,194.39	2.47%	47	4.7926	NAP	Defeased	3	21,180,194.39	2.47%	47	4.7926	NAP
	60 months or less	74	815,708,585.57	94.93%	39	4.6594	1.391316	Interest Only	1	3,400,000.00	0.40%	46	4.5690	3.203000
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	73,304,777.22	8.53%	83	4.7171	1.455080
	121 months or greater	1	22,342,655.26	2.60%	167	4.8650	2.067200	241 months to 299 months	65	761,346,463.61	88.61%	38	4.6602	1.396921
	Totals	78	859,231,435.22	100.00%	42	4.6680	1.410254	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	78	859,231,435.22	100.00%	42	4.6680	1.410254
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	21,180,194.39	2.47%	47	4.7926	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	68	661,426,969.36	76.98%	49	4.6312	1.522924
	13 months to 24 months	7	176,624,271.47	20.56%	15	4.7907	0.983968
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	78	859,231,435.22	100.00%	42	4.6680	1.410254
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 31

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	304830001	LO	Chicago	IL	Actual/360	4.806%	279,313.49	126,323.21	0.00	N/A	10/01/20	--	69,741,195.41	69,614,872.20	05/01/20
2	304830002	OF	Chicago	IL	Actual/360	4.672%	277,874.69	109,842.46	0.00	N/A	08/01/25	--	71,371,924.95	71,262,082.49	05/01/21
3	883100464	MU	Chicago	IL	Actual/360	4.845%	239,279.31	87,701.75	0.00	N/A	10/06/25	--	59,264,224.63	59,176,522.88	04/06/20
4	883100463	OF	Mount Laurel	NJ	Actual/360	4.875%	205,248.22	91,108.39	0.00	N/A	09/06/25	--	50,522,639.03	50,431,530.64	10/06/21
5	203281002	SS	Various	Various	Actual/360	4.865%	92,380.57	443,918.46	0.00	N/A	09/01/35	--	22,786,573.72	22,342,655.26	10/01/21
6	883100442	RT	Lansing	MI	Actual/360	4.287%	128,821.01	71,292.89	0.00	N/A	08/06/25	--	36,059,065.50	35,987,772.61	10/06/21
8	695100574	RT	Gettysburg	PA	30/360	4.804%	144,159.81	68,287.08	0.00	N/A	10/06/25	--	36,009,945.04	35,941,657.96	10/06/21
9	304200001	OF	New Orleans	LA	Actual/360	4.195%	114,514.23	61,921.95	0.00	N/A	07/01/25	--	32,755,006.43	32,693,084.48	10/01/21
10	304830010	OF	Pittsburgh	PA	Actual/360	4.715%	113,951.32	43,858.89	0.00	N/A	10/05/25	--	29,001,396.99	28,957,538.10	10/05/21
11	304830011	MF	Spring	TX	Actual/360	4.412%	107,610.65	44,033.88	0.00	N/A	09/01/22	--	29,268,535.38	29,224,501.50	10/01/21
12	304830012	LO	Atlanta	GA	Actual/360	4.706%	106,602.59	49,979.26	0.00	N/A	10/01/20	--	27,182,981.32	27,133,002.06	11/01/20
16	304220004	RT	Various	Various	Actual/360	4.793%	68,394.54	46,124.13	0.00	N/A	07/01/25	--	17,123,605.94	17,077,481.81	10/01/21
17	304830017	OF	Detroit	MI	Actual/360	4.760%	67,847.86	31,379.69	0.00	N/A	09/01/25	--	17,104,501.50	17,073,121.81	10/01/21
18	695100572	OF	Pittsburgh	PA	Actual/360	4.742%	65,021.76	30,090.90	0.00	N/A	10/06/25	--	16,454,261.29	16,424,170.39	10/06/21
19	304830019	LO	Clifton Park	NY	Actual/360	4.690%	61,957.67	29,216.83	0.00	N/A	10/05/25	--	15,852,709.09	15,823,492.26	10/05/21
23	883100451	RT	Various	Various	Actual/360	4.351%	47,926.35	25,758.51	0.00	N/A	09/06/25	--	13,218,023.37	13,192,264.86	10/06/21
24	883100459	MF	Margate	FL	Actual/360	4.949%	51,902.02	22,443.65	0.00	N/A	09/06/25	--	12,584,849.27	12,562,405.62	10/06/21
25	623100243	MF	Pittsburgh	PA	Actual/360	4.640%	52,435.84	18,381.83	0.00	N/A	10/06/25	--	13,560,991.83	13,542,610.00	10/06/21
26	304830026	RT	Springfield	IL	Actual/360	4.657%	48,742.37	21,699.33	0.00	N/A	10/01/25	--	12,559,768.84	12,538,069.51	03/01/20
27	623100215	RT	Prattville	AL	Actual/360	4.685%	45,297.08	21,879.25	0.00	N/A	06/06/25	--	11,602,241.02	11,580,361.77	10/06/21
28	695100567	SS	Various	Various	Actual/360	4.706%	45,003.19	19,871.62	0.00	N/A	09/06/25	--	11,475,527.74	11,455,656.12	10/06/21
29	695100571	RT	Greenwood	IN	Actual/360	4.803%	44,437.22	20,118.92	0.00	N/A	10/06/25	--	11,102,366.56	11,082,247.64	10/06/21
30	623100214	RT	Yuma	AZ	Actual/360	4.467%	40,098.96	20,972.94	0.00	N/A	06/06/25	--	10,772,050.48	10,751,077.54	10/06/21
31	623100234	MF	Richmond	TX	Actual/360	4.294%	35,716.60	22,785.41	0.00	N/A	08/06/25	--	9,981,350.77	9,958,565.36	10/06/21
32	883100447	OF	Jacksonville	FL	Actual/360	4.428%	38,630.98	14,876.35	0.00	N/A	08/06/25	--	10,469,100.34	10,454,223.99	10/06/21
33	304830033	RT	Mesa	AZ	Actual/360	4.880%	38,894.04	17,234.21	0.00	N/A	09/05/25	--	9,564,108.34	9,546,874.13	03/05/21
34	883100502	MF	Pacoima	CA	Actual/360	4.645%	33,703.63	16,155.24	0.00	N/A	10/06/25	--	8,707,072.73	8,690,917.49	10/06/21
35	623100236	MH	Houston	TX	Actual/360	4.615%	32,281.51	15,734.59	0.00	N/A	09/06/25	--	8,393,893.15	8,378,158.56	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 31

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	695100568	RT	San Angelo	TX	Actual/360	4.729%	33,035.48	15,360.07	0.00	N/A	10/06/25	--	8,382,866.72	8,367,506.65	10/06/21
37	695100559	SS	Laurel	MD	Actual/360	4.685%	32,371.90	12,671.19	0.00	N/A	09/06/25	--	8,291,629.23	8,278,958.04	10/06/21
38	304830038	IN	Chester	VA	Actual/360	4.477%	25,632.24	17,319.93	0.00	N/A	07/01/25	--	6,870,379.35	6,853,059.42	11/01/19
39	623100230	RT	Mattoon	IL	Actual/360	4.636%	30,320.31	12,150.53	0.00	N/A	08/06/25	--	7,848,225.03	7,836,074.50	10/06/21
40	623100237	MF	Millersville	PA	Actual/360	4.560%	27,943.89	13,897.15	0.00	N/A	09/06/25	--	7,353,654.50	7,339,757.35	10/06/21
42	623100213	RT	Reidsville	NC	Actual/360	4.513%	24,461.15	12,581.12	0.00	N/A	06/06/25	--	6,504,904.26	6,492,323.14	10/06/21
43	304830043	MU	Canton	MA	Actual/360	4.596%	25,752.95	10,371.63	0.00	N/A	10/01/25	--	6,724,008.22	6,713,636.59	10/01/21
44	695100570	MF	Cleveland	OH	Actual/360	4.733%	25,802.08	10,511.38	0.00	N/A	10/06/25	--	6,541,832.64	6,531,321.26	10/06/21
45	304830045	OF	Westminster	CO	Actual/360	4.770%	25,060.88	9,499.74	0.00	N/A	09/05/25	--	6,304,624.76	6,295,125.02	10/05/21
47	883100507	MF	Panorama City	CA	Actual/360	4.645%	22,469.08	10,770.17	0.00	N/A	10/06/25	--	5,804,714.84	5,793,944.67	10/06/21
48	304830048	SS	Pittsburgh	PA	Actual/360	4.590%	21,622.90	10,636.06	0.00	N/A	09/01/25	--	5,653,045.69	5,642,409.63	10/01/21
49	304830049	RT	Fairlawn	OH	Actual/360	4.829%	21,629.00	14,144.24	0.00	N/A	10/01/25	--	5,374,776.69	5,360,632.45	08/01/21
51	695100506	RT	Sanford	FL	Actual/360	4.577%	17,924.57	20,284.23	0.00	N/A	06/06/25	--	4,699,471.13	4,679,186.90	10/06/21
52	883100457	IN	Mount Prospect	IL	Actual/360	4.679%	22,302.72	8,222.48	0.00	N/A	09/06/25	--	5,719,868.66	5,711,646.18	10/06/21
53	695100549	MF	Elyria	OH	Actual/360	4.480%	19,310.57	8,744.55	0.00	N/A	08/06/25	--	5,172,473.71	5,163,729.16	10/06/21
54	883100445	LO	Leesburg	VA	Actual/360	4.810%	18,929.42	12,617.14	0.00	N/A	08/06/25	--	4,722,517.50	4,709,900.36	10/06/21
55	883100437	RT	Hollister	CA	Actual/360	4.343%	16,129.91	8,740.07	0.00	N/A	08/06/25	--	4,456,802.20	4,448,062.13	10/06/21
56	883100448	LO	Staunton	VA	Actual/360	4.816%	17,232.24	11,463.76	0.00	N/A	08/06/25	--	4,293,746.96	4,282,283.20	10/06/21
57	304830057	MU	Minneapolis	MN	Actual/360	4.760%	17,428.48	6,595.03	0.00	N/A	10/05/25	--	4,393,735.44	4,387,140.41	10/05/21
58	883100429	LO	Angleton	TX	Actual/360	4.600%	14,744.74	10,523.83	0.00	N/A	08/06/25	--	3,846,455.05	3,835,931.22	07/06/20
59	623100228	RT	Various	NY	Actual/360	4.695%	14,749.91	7,020.26	0.00	N/A	08/06/25	--	3,769,945.59	3,762,925.33	10/06/21
60	304830060	OF	Lancaster	CA	Actual/360	4.440%	13,572.37	7,055.82	0.00	N/A	09/05/25	--	3,668,207.09	3,661,151.27	10/05/21
61	695100569	MF	Elyria	OH	Actual/360	4.733%	14,399.67	6,685.57	0.00	N/A	10/06/25	--	3,650,877.03	3,644,191.46	10/06/21
62	883100462	RT	Various	Various	Actual/360	4.550%	14,954.46	5,431.96	0.00	10/06/25	07/06/25	--	3,944,033.83	3,938,601.87	10/06/21
63	883100453	OF	Pikesville	MD	Actual/360	4.588%	13,043.72	5,641.63	0.00	N/A	09/06/25	--	3,411,608.56	3,405,966.93	10/06/21
64	883100446	MU	Houston	TX	Actual/360	4.250%	10,964.63	8,808.81	0.00	N/A	08/06/25	--	3,095,896.50	3,087,087.69	10/06/21
65	883100481	MF	Ontario	CA	Actual/360	4.645%	12,192.53	5,844.27	0.00	N/A	10/06/25	--	3,149,845.51	3,144,001.24	10/06/21
66	883100497	MF	Ontario	CA	Actual/360	4.645%	12,088.02	5,794.18	0.00	N/A	10/06/25	--	3,122,846.71	3,117,052.53	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 31

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
67	883100444	RT	Beaver Falls	PA	Actual/360	4.569%	12,945.50	0.00	0.00	N/A	08/06/25	--	3,400,000.00	3,400,000.00	10/06/21
68	883100480	MF	Hawthorne	CA	Actual/360	4.645%	8,325.75	3,990.81	0.00	N/A	10/06/25	--	2,150,894.31	2,146,903.50	10/06/21
69	883100503	MF	Los Angeles	CA	Actual/360	4.645%	3,013.29	1,444.38	0.00	N/A	10/06/25	--	778,461.51	777,017.13	10/06/21
70	883100511	MF	North Hills	CA	Actual/360	4.645%	11,147.45	5,343.34	0.00	N/A	10/06/25	--	2,879,858.63	2,874,515.29	10/06/21
71	883100436	LO	Woodstock	VA	Actual/360	4.733%	10,481.24	7,162.10	0.00	N/A	08/06/25	--	2,657,401.97	2,650,239.87	10/06/21
73	623100231	RT	Philadelphia	PA	Actual/360	4.655%	10,437.75	5,040.35	0.00	N/A	08/06/25	--	2,690,720.76	2,685,680.41	10/06/21
74	623100221	MH	Fredonia	NY	Actual/360	5.160%	11,274.49	4,578.14	0.00	N/A	07/06/25	--	2,621,973.29	2,617,395.15	10/06/21
75	883100483	MF	Los Angeles	CA	Actual/360	4.645%	4,842.17	2,321.02	0.00	N/A	10/06/25	--	1,250,938.32	1,248,617.30	10/06/21
76	883100500	MF	Palmdale	CA	Actual/360	4.645%	4,580.91	2,195.77	0.00	N/A	10/06/25	--	1,183,442.20	1,181,246.43	10/06/21
77	883100499	MF	North Hills	CA	Actual/360	4.645%	9,144.40	4,383.20	0.00	N/A	10/06/25	--	2,362,384.12	2,358,000.92	10/06/21
78	304830078	RT	Tyler	TX	Actual/360	4.800%	8,979.32	4,137.31	0.00	N/A	07/06/25	--	2,244,830.06	2,240,692.75	10/06/21
79	883100475	MF	Los Angeles	CA	Actual/360	4.645%	4,580.91	2,195.77	0.00	N/A	10/06/25	--	1,183,442.20	1,181,246.43	10/06/21
80	883100493	MF	Palmdale	CA	Actual/360	4.645%	3,744.85	1,795.02	0.00	N/A	10/06/25	--	967,452.93	965,657.91	10/06/21
81	883100477	MF	North Hollywood	CA	Actual/360	4.645%	7,402.60	3,548.32	0.00	N/A	10/06/25	--	1,912,405.74	1,908,857.42	10/06/21
82	883100492	MF	Los Angeles	CA	Actual/360	4.645%	5,016.35	2,404.51	0.00	N/A	10/06/25	--	1,295,935.98	1,293,531.47	10/06/21
83	883100488	MF	Los Angeles	CA	Actual/360	4.645%	2,316.58	1,110.41	0.00	N/A	10/06/25	--	598,470.78	597,360.37	10/06/21
84	883100485	MF	Los Angeles	CA	Actual/360	4.645%	7,141.34	3,423.07	0.00	N/A	10/06/25	--	1,844,909.70	1,841,486.63	10/06/21
85	883100514	MF	Los Angeles	CA	Actual/360	4.645%	6,967.16	3,339.58	0.00	N/A	10/06/25	--	1,799,911.94	1,796,572.36	10/06/21
86	883100490	MF	Los Angeles	CA	Actual/360	4.645%	6,357.53	3,047.37	0.00	N/A	10/06/25	--	1,642,419.68	1,639,372.31	10/06/21
87	883100505	MF	Los Angeles	CA	Actual/360	4.645%	6,183.35	2,963.88	0.00	N/A	10/06/25	--	1,597,422.01	1,594,458.13	10/06/21
88	883100506	MF	Los Angeles	CA	Actual/360	4.645%	5,713.07	2,738.46	0.00	N/A	10/06/25	--	1,475,927.52	1,473,189.06	10/06/21
89	883100508	MF	Palmdale	CA	Actual/360	4.645%	5,347.29	2,563.14	0.00	N/A	10/06/25	--	1,381,431.88	1,378,868.74	10/06/21
Totals							3,350,060.63	1,952,104.37	0.00				861,183,539.59	859,231,435.22
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,237,666.00	4,682,272.00	04/01/19	03/31/20	09/13/21	26,420,909.93	1,008,174.44	299,396.36	5,883,247.96	1,947,580.23	0.00
2	0.00	1,866,744.87	01/01/21	03/31/21	10/12/21	4,454,299.06	17,323.51	369,846.46	1,919,741.25	0.00	0.00
3	4,222,942.00	0.00	--	--	10/12/21	28,757,180.31	1,048,106.04	210,539.40	4,832,989.46	980,698.16	0.00
4	4,451,804.24	1,999,021.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	44,497,744.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,219,688.06	2,337,908.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,613,161.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	12,461,825.69	7,876,045.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,367,156.51	2,163,654.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,235,689.16	1,170,364.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,204,411.00	1,391,497.00	07/01/19	06/30/20	07/12/21	1,332,257.93	222,199.48	151,154.33	1,572,855.79	0.00	0.00
16	17,237,497.41	4,346,826.67	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	5,398,197.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,281,564.38	1,014,141.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,848,518.42	1,800,995.70	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,988,131.40	1,085,106.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,383,779.85	678,415.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	402,182.00	191,790.00	01/01/21	03/31/21	06/11/21	9,200,895.71	812,094.75	34,676.60	747,975.86	0.00	0.00
27	1,099,670.25	581,872.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,436,006.09	799,998.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,109,680.00	1,376,539.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	5,707.11	0.00
30	1,563,159.26	744,654.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	1,138.69	0.00
31	1,059,881.14	550,523.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,302,657.62	662,006.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	833,333.15	0.00	--	--	01/11/21	778,218.28	61,624.43	52,618.86	368,090.60	0.00	0.00
34	1,184,663.41	556,831.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,038,524.76	472,663.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	866,231.30	251,427.47	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	671,667.37	387,928.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	433,566.00	218,591.00	01/01/21	03/31/21	05/11/21	0.00	52,492.03	42,899.50	980,033.89	39,730.50	0.00
39	833,813.04	498,151.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	778,585.71	384,218.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	622,257.80	259,495.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	855,150.18	394,915.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	534,298.00	223,621.92	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
45	668,390.00	377,443.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	647,001.18	182,759.07	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	590,654.97	314,881.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	611,887.00	159,304.00	01/01/20	03/31/20	08/11/21	4,828,429.46	187,990.86	16,321.74	71,500.89	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	542,319.97	276,747.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	668,171.00	364,116.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	95,319.65	171,773.56	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	564,525.12	413,430.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	202,445.19	181,777.62	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	402,580.00	276,084.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	(39,853.00)	01/01/21	03/31/21	09/13/21	1,243,622.64	48,693.19	20,477.04	330,086.74	0.00	0.00
59	436,154.81	204,075.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	717,647.41	359,453.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	387,525.00	253,383.88	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	366,183.12	143,584.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	273,644.50	127,705.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	476,905.55	231,124.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	420,058.60	108,191.72	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
67	514,786.59	267,487.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	277,523.44	73,740.60	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	137,051.16	35,473.46	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	374,736.63	84,136.81	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	257,957.63	415,107.52	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	316,168.48	166,851.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	327,482.21	132,311.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	148,000.73	43,161.19	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	135,853.88	50,991.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	315,791.60	66,868.38	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	143,113.00	168,836.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	165,407.26	79,598.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	149,541.08	45,847.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	245,531.64	67,317.84	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
82	191,222.82	44,380.69	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
83	108,603.44	22,351.78	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
84	271,711.71	68,092.33	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
85	189,354.20	42,687.80	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
86	226,669.65	49,490.32	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
87	151,741.98	40,674.46	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
88	203,608.15	55,897.26	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
89	187,406.19	62,181.19	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	146,385,781.55	47,157,690.58				77,015,813.32	3,458,698.73	1,197,930.28	16,706,522.44	2,974,854.69	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	1	5,360,632.45	0	0.00	6	163,212,539.65	0	0.00	5	55,720,694.66	0	0.00	0	0.00	0	0.00	4.667994%	4.562558%	42
09/17/21	0	0.00	0	0.00	6	163,476,861.16	0	0.00	5	55,834,361.25	0	0.00	0	0.00	0	0.00	4.668079%	4.562692%	43
08/17/21	0	0.00	0	0.00	6	163,718,693.13	0	0.00	5	55,940,356.84	0	0.00	0	0.00	0	0.00	4.668161%	4.562821%	44
07/16/21	0	0.00	1	71,571,877.42	6	97,789,124.42	0	0.00	5	56,045,928.18	0	0.00	0	0.00	0	0.00	4.668241%	4.559728%	45
06/17/21	1	71,680,518.42	0	0.00	6	97,955,855.50	0	0.00	4	50,742,897.45	1	11,159,302.96	0	0.00	0	0.00	4.668325%	4.559860%	46
05/17/21	0	0.00	0	0.00	8	181,066,019.14	0	0.00	4	50,834,396.97	0	0.00	0	0.00	0	0.00	4.668404%	4.559987%	47
04/16/21	0	0.00	0	0.00	8	181,359,058.90	0	0.00	4	50,932,090.81	0	0.00	0	0.00	0	0.00	4.668486%	4.570556%	48
03/17/21	1	51,034,497.91	1	9,660,921.91	7	171,966,191.11	0	0.00	4	51,022,836.78	0	0.00	1	132,931.15	0	0.00	4.668564%	4.570678%	50
02/18/21	2	60,817,268.22	0	0.00	7	172,285,395.18	0	0.00	3	23,612,426.55	0	0.00	0	0.00	0	0.00	4.668670%	4.570842%	51
01/15/21	1	51,218,306.64	1	72,208,303.24	7	110,022,989.86	0	0.00	3	23,657,496.26	0	0.00	0	0.00	0	0.00	4.668748%	4.570966%	52
12/17/20	2	123,604,441.83	0	0.00	7	110,190,675.61	0	0.00	3	23,702,388.87	0	0.00	1	44,427.30	0	0.00	4.668826%	4.571088%	53
11/18/20	1	51,386,910.30	0	0.00	7	110,594,147.94	0	0.00	2	20,024,400.59	0	0.00	0	0.00	1	8,692,547.65	4.667058%	4.569869%	53
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	304830001	05/01/20	16	5	299,396.36	5,883,247.96	2,005,508.37	71,622,018.15	05/19/20	2
2	304830002	05/01/21	4	6	369,846.46	1,919,741.25	0.00	71,779,458.83	07/21/20	13
3	883100464	04/06/20	17	6	210,539.40	4,832,989.46	1,147,599.79	60,640,101.92	07/10/20	2
12	304830012	11/01/20	10	5	151,154.33	1,572,855.79	314.69	27,658,234.82	06/09/20	7			03/02/21
26	304830026	03/01/20	18	6	34,676.60	747,975.86	0.00	13,136,926.08	02/25/19	7			03/10/20
33	304830033	03/05/21	6	6	52,618.86	368,090.60	19,912.96	9,660,921.91	06/22/20	2
38	304830038	11/01/19	22	6	42,899.50	980,033.89	1,597,857.95	7,272,467.40	01/11/19	7			11/08/19
49	304830049	08/01/21	1	1	16,321.74	71,500.89	82,048.91	5,388,144.38	06/09/20	7			06/29/21
58	883100429	07/06/20	14	6	20,477.04	330,086.74	425.00	3,986,223.52	04/21/20	7			12/01/20
Totals					1,197,930.28	16,706,522.44	4,853,667.67	271,144,497.01
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		96,747,874	0	69,614,872		27,133,002
0 - 6 Months		0	0	0		0
7 - 12 Months		29,224,502	29,224,502	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		710,916,404	542,343,232	139,985,480		28,587,693
49 - 60 Months		0	0	0		0
> 60 Months		22,342,655	22,342,655	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	859,231,435	593,910,389	0	0	209,600,352	55,720,695
Sep-21	861,183,540	595,407,725	0	0	209,941,453	55,834,361
Aug-21	863,010,372	596,816,589	0	0	210,253,426	55,940,357
Jul-21	864,829,882	598,219,832	0	71,571,877	138,992,244	56,045,928
Jun-21	866,760,241	599,700,504	71,680,518	0	144,636,321	50,742,897
May-21	868,564,718	589,914,612	0	0	227,815,709	50,834,397
Apr-21	870,480,571	591,364,439	0	0	228,184,041	50,932,091
Mar-21	872,270,134	541,692,093	51,034,498	9,660,922	218,859,784	51,022,837
Feb-21	874,542,766	543,326,064	60,817,268	0	246,787,007	23,612,427
Jan-21	876,329,868	544,608,336	51,218,307	72,208,303	184,637,426	23,657,496
Dec-20	878,109,861	545,885,565	123,604,442	0	184,917,466	23,702,389
Nov-20	894,025,890	633,446,018	51,386,910	0	189,168,561	20,024,401
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304830001	69,614,872.20	71,622,018.15	57,100,000.00	05/25/21	3,866,958.00	0.79440	03/31/20	10/01/20	287
2	304830002	71,262,082.49	71,779,458.83	165,000,000.00	02/25/21	1,866,744.87	0.73390	03/31/21	08/01/25	287
3	883100464	59,176,522.88	60,640,101.92	39,900,000.00	07/19/21	4,025,377.00	1.26160	12/31/19	10/06/25	287
8	695100574	35,941,657.96	35,941,657.96	18,400,000.00	06/10/21	2,375,722.65	0.98090	12/31/20	10/06/25	287
12	304830012	27,133,002.06	27,658,234.82	31,000,000.00	06/02/21	1,120,871.00	0.59650	06/30/20	10/01/20	287
26	304830026	12,538,069.51	13,136,926.08	5,200,000.00	04/15/21	130,566.00	0.61780	03/31/21	10/01/25	287
33	304830033	9,546,874.13	9,660,921.91	10,100,000.00	09/08/20	794,837.15	1.18000	12/31/20	09/05/25	286
38	304830038	6,853,059.42	7,272,467.40	12,650,000.00	11/30/20	155,916.00	1.20990	03/31/21	07/01/25	284
49	304830049	5,360,632.45	5,388,144.38	760,000.00	06/04/21	128,774.00	1.19990	03/31/20	10/01/25	227
58	883100429	3,835,931.22	3,986,223.52	3,600,000.00	05/18/21	(40,807.00)	(0.53830)	03/31/21	08/06/25	225
Totals		301,262,704.32	307,086,154.97	343,710,000.00		14,424,959.67

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	304830001	LO	IL	05/19/20	2

The Property is a 345-room, all-suite hotel built in 1990 and located in Chicago's Magnificent Mile shopping district. The Franchise with Hilton expires in 2025 (5-yrs past maturity). The file transferred to the Special Servicer on 5/19/20 due to 60+

delinquent as a result of the impact of COVID-19. As of 5/21, the Property achieved Occ/ADR/RevPar of 18%/$135/$24 for the running 12 month period. Hard lockbox is set up and Lender is trapping all cash. Counsel has been engaged to

	commence enforcement of remedies. Lender and Borrower are in process of documenting a deed in lieu.

2	304830002	OF	IL	07/21/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Negotiations for a forbearance are ongoing. Loan is in monetary default. Lender is dual tracking negotiations with foreclosure.

	Consensual receivers hip hearing is pending.

3	883100464	MU	IL	07/10/20	2
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

8	695100574	RT	PA	04/21/21	2

The Loan transferred into Special Servicing on April 21, 2021 due to Imminent Default. The Loan is in default and recourse has been triggered as a result of the Guarantor's Ch.11 BK filing on 11/01/2020. The Property is a 249,937 SF outlet shopping mall located in Gettysburg, PA (55 miles NW of Baltimore; 40 miles S of Harrisburg). The collateral includes 3 out-parcels ground leased to TGI Fridays (2020 exp; 2.1% GRP), Country Inn & Suites Hotel (2099 exp; 1.4% GRP) and

	Frank's Theatre (2026 exp; 4.8%). The Lender will continue discussions with the Borrower while dual tracking foreclosure action until a resolution is reached.

12	304830012	LO	GA	06/09/20	7

Franchise Agreement expiring 6/2025. The subject is the fee simple interest full service Hilton Hotel located in the Central Perimeter Market of Atlanta, GA. The property, which opened in 1987, features 224 all-suites rooms, ~7,000 sf of meeting are a, full service dining area, indoor/outdoor pool, fitness center, and business center. Companion Loan: None. Deferred Maintenance / Repair Issues: Borrower completed a $7.8MM PIP in 2015. Ordering Roof Survey. Recceived new PIP

from Hilton, working on pricing required work areas. Operations Summary: July 59% occup, $154 ADR, and $91.51 Revpar, all materially above budget. Marketing Summary: Property is not currently listed for sale.

26	304830026	RT	IL	02/25/19	7

REO Title Date: 3/10/20. Description of Collateral: 259,592 SF neighborhood shopping center located at 2301-2503 South MacArthur Blvd in Springfield, IL. Improvements were built in 1961 with additions made in 1966 and 1999 on a 18.91-acre site. The property is 42% leased as of 9/16/21. Crossed with or is a Companion Loan to: N/A. Deferred Maintenance/Repair Issues: Parking lot work will has been completed. Summary: Chuck E Cheese has renewed for five years. Marketing

	Summary: Asset is not for sale.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 25 of 31

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
33	304830033	RT	AZ	06/22/20	2

Dual tracking a loan workout with foreclosure proceedings. The loan transferred to LNR as Special Servicer in June 2020 due to COVID related cash flow issues. The property is a retail asset in Mesa, AZ, shadow anchored by Walmart. A receiver has been appointed.

38	304830038	IN	VA	01/11/19	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

49	304830049	RT	OH	06/09/20	7

REO Title Date: 6/29/21: The collateral is the leasehold interest in a 165K SF big box retail Property located in the Fairlawn/Montrose submkt of Ohio, 20 mi S of the Cleveland CBD. Property was built in 1992 and is located on a 4.52-acre site.

Subj is pa rt of a larger 500K SF power center with tenants including Home Depot, Dick's Sporting Goods, and World Market As of 8/30/21, the property is 58% leased/occupied. Crossed with or is companion: N.A Deferred

Maintenance/Repair Issues: Pending evaluation. Marketing: The property is currently not being marketed for sale.

58	883100429	LO	TX	04/21/20	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	883100442	37,001,206.13	4.28700%	37,001,206.13 4.28700%		10	07/08/20	06/06/20	08/11/20
8	695100574	0.00	4.80400%	0.00	4.80400%	8	08/17/20	07/06/20	--
29	695100571	0.00	4.80300%	0.00	4.80300%	8	05/06/21	05/06/21	--
Totals		37,001,206.13		37,001,206.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	695100575 11/18/20	12,750,889.87	25,300,000.00	9,097,517.41	326,424.31	9,097,517.41	8,771,093.10	3,979,796.77	0.00	(35,237.44)	4,015,034.21	16.06%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,750,889.87	25,300,000.00	9,097,517.41	326,424.31	9,097,517.41	8,771,093.10	3,979,796.77	0.00	(35,237.44)	4,015,034.21

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
14	695100575	06/17/21	0.00	0.00	4,015,034.21	0.00	0.00	64.49	0.00	0.00	4,015,034.21
		05/17/21	0.00	0.00	4,014,969.72	0.00	0.00	(96.22)	0.00	0.00
		04/16/21	0.00	0.00	4,015,065.94	0.00	0.00	(5,878.06)	0.00	0.00
		03/17/21	0.00	0.00	4,020,944.00	0.00	0.00	1,054.47	0.00	0.00
		01/15/21	0.00	0.00	4,019,889.53	0.00	0.00	27,210.03	0.00	0.00
		12/17/20	0.00	0.00	3,992,679.50	0.00	0.00	12,882.73	0.00	0.00
		11/18/20	0.00	0.00	3,979,796.77	0.00	0.00	3,979,796.77	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	4,015,034.21	0.00	0.00	4,015,034.21	0.00	0.00	4,015,034.21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 29 of 31

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	14,529.42	0.00	0.00	105,705.66	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	14,869.15	0.00	0.00	17,323.51	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	12,346.71	0.00	0.00	115,987.30	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,562.49	0.00	0.00	0.00
8	0.00	0.00	7,502.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	5,663.12	0.00	0.00	5,219.12	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	35,668.81	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	645.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	3,500.00	0.00	0.00	3,137.19	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	154.59	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	3,500.00	0.00	0.00	19,410.29	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	64.41	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	33.59	0.00	0.00	0.00
56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	95.42	0.00	0.00	0.00
58	0.00	0.00	3,500.00	0.00	0.00	4,762.04	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	11.91	0.00	0.00	0.00
71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	22.53	0.00	0.00	0.00
Total	0.00	0.00	72,410.47	0.00	645.56	307,213.92	0.00	0.00	1,944.94	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		382,214.89

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 30 of 31

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 31 of 31